Interest income	12 Months Ended
Dec. 31, 2024
Interest income [Abstract]
Interest income
6. Interest income

	For the years ended,
	December 31, 2024	December 31, 2023	December 31, 2022
	$	$	$
Interest on related party loan	-	6,841	6,821
Interest on bank deposits	2,342,071	560,349	217,568
Total interest income	2,342,071	567,190	224,389
Lifezone manages interest generating opportunities through corporate treasury operations by investing group cash in overnight Secured Overnight Financing Rate ("SOFR") or term deposit facilities provided by its two main international banks. Lifezone earned interest ranging 3.6% - 5.1% during the year ended December 31, 2024 (0.1% - 5.2% during the year ended December 31, 2023) on these two types of deposits.